Equity Method Investment	12 Months Ended
Dec. 31, 2014
Equity Method Investment
Equity Method Investment

6. Equity Method Investment

          The Company's equity income (loss) on investments is comprised of the following for the years ended December 31:

	2012		2013		2014
	(In millions of Korean Won)
Animation Production Committee	~~W~~	—	~~W~~	—	~~W~~	—
Online Game Revolution Fund No. 1		(51)		(18)		—
Gravity EU SAS		(257)		—		—
Ingamba LLC		(25)		—		—

Total equity income (loss) on investments	~~W~~	(333)	~~W~~	(18)	~~W~~	—

     Animation Production Committee

          In April 2004, the Company's subsidiary, Gravity Entertainment Corporation, invested ¥123 million (~~W~~1,358 million) for a 30% interest in "Animation Production Committee," a joint venture, which was incorporated in Japan to produce an animation of Ragnarok Online. The investment was accounted for under the equity method of accounting. In 2006, the Company discontinued applying the equity method as the investment was reduced to zero. The Company does not have any contractual obligation to fund the further losses of the joint venture.

     Online Game Revolution Fund No. 1

          In 2005, the Company entered into a limited liability partnership agreement to invest the committed amount of ¥1,000 million (~~W~~8,713 million) in Online Game Revolution Fund No. 1, a limited liability partnership (the "Partnership"). In 2005, 2006, 2008 and 2009, the Company invested ¥100 million (~~W~~869 million), ¥150 million (~~W~~1,245 million), ¥642 million (~~W~~6,054 million) and ¥18 million (~~W~~229 million), respectively. As of December 31, 2012, the Company, SoftBank Corporation and GungHo Online Entertainment, Inc. ("GungHo") had interests of 16.39%, 49.18% and 8.20%, respectively, in Online Game Revolution Fund No. 1. The Company had 16.39% interest in the Partnership as a limited partner, and could not significantly influence the Partnership's operation and financial policies per the limited liability partnership agreement. However, the Company accounted for the investment under the equity method of accounting in accordance with ASC 323, Investment—Equity Method and Joint Ventures, which requires the use of the equity method unless the investors' interest is so minor that the limited partner may have virtually no influence over the Partnership's operating and financial policies. The Company recorded the losses of the Partnership as equity amounting to ~~W~~51 million and ~~W~~18 million in 2012 and 2013, respectively.

          This Partnership was operated in Japan and the objective of the Partnership was to invest in business relating to online games for the benefit of all the partners. The Partnership invested in eight games since its operations began.

          On December 31, 2010, the term of the Partnership expired and it was liquidated on June 18, 2013. The Company received liquidation proceeds amounting to ~~W~~579 million and the entire accumulated other comprehensive income balance of ~~W~~1,234 million that relates to the Partnership was reclassified to other income, which was partially offset by the difference between the liquidation proceeds and the carrying amount of the Partnership.

     Ingamba LLC

          In June 2010, the Company invested Russian Ruble 13 million (~~W~~502 million), which represented 25% of Ingamba LLC's total capital, in order to distribute the Company's games in Russia. The investment in Ingamba LLC was accounted for as an equity method investment. The Company recorded gain on investments as equity amounting to ~~W~~13 million in 2010 and loss on investments as equity amounting to ~~W~~134 million and ~~W~~25 million in 2011 and 2012, respectively. Ingamba LLC was disposed for $800 thousand (~~W~~851 million) in May 2012 and the related gain on disposal of equity investments of ~~W~~528 million was recognized.

     Gravity EU SAS

          Gravity EU SAS was accounted for by using the equity method since August 2011, due to a dilution of the Company's interest in Gravity EU SASU, the Company's ownership of the investee decreased from 100% to 25% and recognized equity loss on investments amounting to ~~W~~257 million in 2012. In 2013, the Company discontinued applying the equity method as the investment was reduced to zero. The Company did not have any contractual obligation to fund further losses of Gravity EU SAS. Gravity EU SAS was disposed in November 2014 and the Company recognized the gain on disposition of investments amounting to ~~W~~3 million.